UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2021

Hong T. Le

AMCAP Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

AMCAP Fund® Semi-annual report for the six months ended August 31, 2021

We take a disciplined,
long-term approach
to investing in
growth companies

AMCAP Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2021 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	29.25%	16.75%	16.55%
Class A shares (reflecting 5.75% maximum sales charge)	21.55	15.14	15.62

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.45% for Class F-2 shares and 0.68% for Class A shares as of the prospectus dated May 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for AMCAP Fund for the periods ended August 31, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AMCPX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

9	Financial statements

13	Notes to financial statements

23	Financial highlights

Results at a glance

For periods ended August 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 5/1/67)

AMCAP Fund (Class F-2 shares)[1]	16.07%	29.80%	17.70%	16.09%	12.18%
AMCAP Fund (Class A shares)	15.95	29.51	17.45	15.84	11.95
Standard & Poor’s 500 Composite Index[2]	19.52	31.17	18.02	16.34	10.59

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

AMCAP Fund	1

Investment portfolio August 31, 2021	unaudited

Industry sector diversification	Percent of net assets

Common stocks 96.39%	Shares	Value (000)
Information technology 27.46%
Microsoft Corp.	14,984,125	$4,523,408
Broadcom, Inc.	4,221,709	2,099,076
ASML Holding NV	2,230,818	1,855,680
Mastercard, Inc., Class A	4,251,145	1,471,874
Micron Technology, Inc.	13,470,753	992,794
Autodesk, Inc.[1]	3,124,611	968,911
ServiceNow, Inc.[1]	1,401,750	902,222
PayPal Holdings, Inc.[1]	2,596,081	749,385
Ceridian HCM Holding, Inc.[1]	6,537,516	734,490
Applied Materials, Inc.	5,063,647	684,251
Adobe, Inc.[1]	991,999	658,390
Advanced Micro Devices, Inc.[1]	5,761,763	637,942
EPAM Systems, Inc.[1]	980,169	620,261
Affirm Holdings, Inc., Class A1,2	5,052,572	486,765
Atlassian Corp. PLC, Class A1	1,280,538	470,034
Vontier Corp.[3]	10,915,404	396,993
Accenture PLC, Class A	1,172,022	394,456
Nice, Ltd. (ADR)[2]	1,344,933	390,972
Snowflake, Inc., Class A1	1,240,151	377,440
Taiwan Semiconductor Manufacturing Company, Ltd.	16,978,000	376,152
Visa, Inc., Class A	1,473,796	337,647
Shopify, Inc., Class A, subordinate voting shares[1]	220,846	336,741
Bill.Com Holdings, Inc.[1]	977,167	268,125
NetApp, Inc.	2,986,051	265,549
Arista Networks, Inc.[1]	693,440	256,247
Zscaler, Inc.[1]	906,976	252,448
Amphenol Corp., Class A	3,075,324	235,662
SS&C Technologies Holdings, Inc.	3,016,681	228,242
Kingdee International Software Group Co., Ltd.[1]	59,067,000	214,928
Intuit, Inc.	377,332	213,611
DocuSign, Inc.[1]	671,670	198,975
Qorvo, Inc.[1]	1,029,749	193,624
Okta, Inc., Class A1	671,790	177,084
Lam Research Corp.	290,127	175,475
Zoom Video Communications, Inc., Class A1	599,685	173,609
Trimble, Inc.[1]	1,833,177	172,722
Apple, Inc.	1,082,591	164,370
Datadog, Inc., Class A1	1,187,228	163,600
NXP Semiconductors NV	715,000	153,818
Square, Inc., Class A1	525,158	140,779
MongoDB, Inc., Class A1	288,087	112,881
StoneCo, Ltd., Class A1	1,996,785	92,930
Intel Corp.	1,683,903	91,032
Bentley Systems, Inc., Class B2	1,345,044	86,742
CrowdStrike Holdings, Inc., Class A1	290,308	81,576
RingCentral, Inc., Class A1	283,724	71,572
Global Payments, Inc.	437,524	71,159

2	AMCAP Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Qualtrics International, Inc., Class A1	1,555,393	$70,428
Procore Technologies, Inc.[1,2]	693,019	62,857
Avalara, Inc.[1]	299,159	53,759
Palo Alto Networks, Inc.[1]	109,597	50,529
Paylocity Holding Corp.[1]	175,282	47,186
Enphase Energy, Inc.[1]	234,457	40,732
Paycom Software, Inc.[1]	77,137	37,712
Coupa Software, Inc.[1]	137,399	33,637
Vertex, Inc., Class A1	1,503,160	31,115
FleetCor Technologies, Inc.[1]	82,297	21,667
KLA Corp.	56,317	19,145
GoDaddy, Inc., Class A1	254,301	18,643
VeriSign, Inc.[1]	83,473	18,052
CCC Intelligent Solutions Holdings, Inc.[1,2]	1,226,000	14,222
Stripe, Inc., Class B1,4,5,6	201,217	9,202
		25,251,530

Health care 18.46%
Abbott Laboratories	19,253,043	2,433,007
UnitedHealth Group, Inc.	5,429,511	2,260,143
Thermo Fisher Scientific, Inc.	2,990,649	1,659,661
PerkinElmer, Inc.	5,073,372	937,559
Insulet Corp.[1]	2,991,228	890,818
BioMarin Pharmaceutical, Inc.[1,3]	10,370,997	873,342
Stryker Corp.	2,539,763	703,768
Zoetis, Inc., Class A	2,988,254	611,277
Edwards Lifesciences Corp.[1]	5,065,726	593,602
Penumbra, Inc.[1,3]	1,952,023	536,709
DexCom, Inc.[1]	992,511	525,455
Centene Corp.[1]	7,836,711	493,556
Integra LifeSciences Holdings Corp.[1,3]	5,526,256	415,740
Humana, Inc.	931,671	377,718
Danaher Corp.	1,106,013	358,525
IQVIA Holdings, Inc.[1]	1,310,240	340,309
Gilead Sciences, Inc.	4,605,444	335,184
Seagen, Inc.[1]	1,940,585	325,242
Amgen, Inc.	1,436,381	323,947
Zimmer Biomet Holdings, Inc.	2,094,213	315,074
West Pharmaceutical Services, Inc.	655,065	295,840
Oak Street Health, Inc.[1,2]	3,825,712	178,775
AstraZeneca PLC	1,214,789	142,197
Eli Lilly and Company	495,576	128,002
Anthem, Inc.	337,084	126,450
Mettler-Toledo International, Inc.[1]	78,556	121,984
Agilon Health, Inc.[1]	3,348,750	117,206
ICON PLC[1]	394,834	100,987
Sarepta Therapeutics, Inc.[1]	1,208,336	94,395
Vertex Pharmaceuticals, Inc.[1]	457,065	91,546
AmerisourceBergen Corp.	691,423	84,499
Guardant Health, Inc.[1]	305,341	38,861
Genmab A/S1	75,720	35,851
NovoCure, Ltd.[1]	245,399	32,935
BeiGene, Ltd. (ADR)[1]	105,702	32,588
Haemonetics Corp.[1]	433,403	27,196
Nevro Corp.[1]	89,670	10,940
Privia Health Group, Inc.[1,2]	200,099	5,965
		16,976,853

Communication services 15.56%
Alphabet, Inc., Class A1	814,326	2,356,619
Alphabet, Inc., Class C1	715,533	2,081,657
Netflix, Inc.[1]	6,911,956	3,934,216
Facebook, Inc., Class A1	7,523,892	2,854,414
Charter Communications, Inc., Class A1	1,059,673	865,392
Comcast Corp., Class A	12,004,560	728,437
Tencent Holdings, Ltd.	8,411,718	520,443
Activision Blizzard, Inc.	2,542,838	209,453
Electronic Arts, Inc.	1,348,646	195,837

AMCAP Fund	3

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Cable One, Inc.	63,420	$133,156
ZoomInfo Technologies, Inc., Class A1	1,862,538	121,419
Playtika Holding Corp.[1]	4,325,056	114,138
New York Times Co., Class A	1,989,305	101,017
Bumble, Inc., Class A1,2	867,261	47,266
Pinterest, Inc., Class A1	790,275	43,916
		14,307,380

Consumer discretionary 13.87%
Amazon.com, Inc.[1]	797,275	2,767,174
Hilton Worldwide Holdings, Inc.[1]	8,885,687	1,109,467
NIKE, Inc., Class B	5,715,352	941,547
Burlington Stores, Inc.[1]	2,761,722	827,108
Caesars Entertainment, Inc.[1]	7,277,202	739,582
Williams-Sonoma, Inc.	3,386,618	632,282
NVR, Inc.[1]	119,984	621,510
TopBuild Corp.[1,3]	2,004,169	438,492
MercadoLibre, Inc.[1]	211,374	394,730
LVMH Moët Hennessy-Louis Vuitton SE	516,160	382,007
Airbnb, Inc., Class A1	2,256,308	349,705
Aptiv PLC[1]	2,178,972	331,618
Darden Restaurants, Inc.	2,093,694	315,415
Thor Industries, Inc.	2,682,181	304,240
EssilorLuxottica	1,416,963	278,166
Helen of Troy, Ltd.[1]	988,486	236,436
DoorDash, Inc., Class A1	1,160,680	222,154
Galaxy Entertainment Group, Ltd.[1]	34,253,000	219,546
Starbucks Corp.	1,834,360	215,519
CarMax, Inc.[1]	1,691,713	211,819
Five Below, Inc.[1]	896,695	190,826
Chipotle Mexican Grill, Inc.[1]	84,992	161,768
Wyndham Hotels & Resorts, Inc.	2,189,583	159,183
Royal Caribbean Cruises, Ltd.[1,2]	1,817,410	150,354
Marriott International, Inc., Class A1	994,652	134,417
Dollar Tree Stores, Inc.[1]	1,377,762	124,743
Flutter Entertainment PLC (EUR denominated)[1]	533,036	103,441
Dollar General Corp.	360,213	80,295
Peloton Interactive, Inc., Class A1	431,438	43,226
Industria de Diseño Textil, SA	723,710	24,704
Wynn Resorts, Ltd.[1]	168,097	17,094
Las Vegas Sands Corp.[1]	335,695	14,975
Meituan, Class B1	280,197	8,971
		12,752,514

Industrials 9.20%
CSX Corp.	31,059,987	1,010,381
Old Dominion Freight Line, Inc.	3,473,729	1,002,935
TransDigm Group, Inc.[1]	1,454,718	883,698
Stanley Black & Decker, Inc.	2,960,262	572,130
Woodward, Inc.[3]	4,023,507	486,603
Equifax, Inc.	1,634,519	445,014
Copart, Inc.[1]	3,037,731	438,405
Caterpillar, Inc.	1,863,533	392,963
Carrier Global Corp.	6,670,332	384,211
Waste Management, Inc.	1,740,641	269,991
Air Lease Corp., Class A3	6,325,702	251,383
United Rentals, Inc.[1]	707,437	249,478
NIBE Industrier AB, Class B	17,232,103	240,226
Raytheon Technologies Corp.	2,719,111	230,472
Northrop Grumman Corp.	513,452	188,796
ITT, Inc.	1,843,584	176,376
Airbus SE, non-registered shares[1]	1,210,150	165,322
Safran SA	1,309,005	164,236
Fortive Corp.	2,008,926	148,399
L3Harris Technologies, Inc.	545,564	127,122
Armstrong World Industries, Inc.	1,208,333	125,582
Saia, Inc.[1]	404,980	97,248
AMETEK, Inc.	656,347	89,244

4	AMCAP Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Cummins, Inc.	303,315	$71,576
Otis Worldwide Corp.	761,486	70,224
MDA, Ltd.[1,2]	4,955,918	62,104
Union Pacific Corp.	244,156	52,943
Waste Connections, Inc.	330,362	42,686
Sun Country Airlines Holdings, Inc.[1]	705,059	22,837
		8,462,585

Financials 5.44%
S&P Global, Inc.	2,781,760	1,234,601
First Republic Bank	3,101,291	616,971
Aon PLC, Class A	1,700,472	487,797
JPMorgan Chase & Co.	2,696,788	431,351
Kotak Mahindra Bank, Ltd.[1]	16,150,000	387,936
Stifel Financial Corp.	4,289,063	296,374
SVB Financial Group[1,2]	483,531	270,536
MSCI, Inc.	425,811	270,211
Arch Capital Group, Ltd.[1]	4,963,789	204,012
Cullen/Frost Bankers, Inc.	1,646,060	188,013
AIA Group, Ltd.	10,081,000	120,480
HDFC Bank, Ltd.	5,330,003	115,452
Tradeweb Markets, Inc., Class A	983,377	85,564
Blackstone, Inc.	647,419	81,400
South State Corp.	1,038,700	71,234
Bank of America Corp.	1,014,432	42,353
Marsh & McLennan Companies, Inc.	222,961	35,049
Everest Re Group, Ltd.	116,280	30,803
Bright Health Group, Inc.[1,2]	2,359,546	21,849
Goosehead Insurance, Inc., Class A	63,917	9,382
		5,001,368

Energy 2.23%
EOG Resources, Inc.	20,718,686	1,398,926
Diamondback Energy, Inc.	4,549,805	350,972
ConocoPhillips	2,970,029	164,926
Pioneer Natural Resources Company	885,077	132,469
		2,047,293

Consumer staples 1.98%
Herbalife Nutrition, Ltd.[1,3]	7,050,448	361,970
Monster Beverage Corp.[1]	2,597,499	253,438
Philip Morris International, Inc.	2,422,178	249,484
Costco Wholesale Corp.	545,416	248,432
Freshpet, Inc.[1]	1,471,155	188,514
Chocoladefabriken Lindt & Sprüngli AG	1,120	136,858
Constellation Brands, Inc., Class A	506,284	106,897
Estée Lauder Companies, Inc., Class A	217,116	73,926
Keurig Dr Pepper, Inc.	1,984,755	70,796
Reckitt Benckiser Group PLC	827,751	63,036
Grocery Outlet Holding Corp.[1]	1,496,407	38,951
Church & Dwight Co., Inc.	364,057	30,457
		1,822,759

Real estate 1.12%
Equinix, Inc. REIT	557,020	469,819
SBA Communications Corp. REIT	1,016,984	365,067
American Tower Corp. REIT	374,174	109,322
Alexandria Real Estate Equities, Inc. REIT	425,925	87,898
		1,032,106

Materials 0.80%
Linde PLC	932,242	293,274
Sherwin-Williams Company	520,085	157,934
Celanese Corp.	811,695	128,735
Air Products and Chemicals, Inc.	171,554	46,236

AMCAP Fund	5

Common stocks (continued)	Shares	Value (000)
Materials (continued)
PPG Industries, Inc.	277,970	$44,350
Newmont Corp.	649,987	37,693
Ball Corp.	280,100	26,878
		735,100

Utilities 0.27%
NextEra Energy, Inc.	2,633,916	221,223
Ørsted AS	198,270	31,512
		252,735

Total common stocks (cost: $43,710,677,000)		88,642,223

Preferred securities 0.01%
Information technology 0.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5,6]	86,605	3,960

Total preferred securities (cost: $3,475,000)		3,960

Convertible bonds & notes 0.04%	Principal amount (000)
Consumer discretionary 0.04%
Rivian Automotive, Inc., convertible notes, 0% 2026[1,4,5,6]	40,337	40,337

Total convertible bonds & notes (cost: $40,337,000)		40,337

Short-term securities 3.64%	Shares
Money market investments 3.56%
Capital Group Central Cash Fund 0.06%[3,7]	32,719,566	3,272,284

Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.06%[3,7,8]	371,123	37,116
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[7,8]	9,200,000	9,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,8]	9,200,000	9,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,8]	8,216,516	8,217
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[7,8]	2,800,000	2,800
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[7,8]	2,100,000	2,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[7,8]	2,100,000	2,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[7,8]	700,000	700
		71,433

Total short-term securities (cost: $3,343,165,000)		3,343,717
Total investment securities 100.08% (cost: $47,097,654,000)		92,030,237
Other assets less liabilities (0.08)%		(70,633)

Net assets 100.00%		$91,959,604

6	AMCAP Fund

Investments in affiliates3

	Value of affiliates at 3/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 8/31/2021 (000)	Dividend income (000)
Common stocks 4.09%
Information technology 0.43%
Vontier Corp.	$342,800	$1,064	$1,165	$863	$53,431	$396,993	$274
Health care 1.99%
BioMarin Pharmaceutical, Inc.[1]	781,609	23,957	2,808	2,001	68,583	873,342	—
Penumbra, Inc.[1]	580,618	—	23,540	4,071	(24,440)	536,709	—
Integra LifeSciences Holdings Corp.[1]	378,893	—	1,252	433	37,666	415,740	—
Haemonetics Corp.[1,9]	332,958	—	138,516	(103,392)	(63,854)	—	—
						1,825,791
Consumer discretionary 0.48%
TopBuild Corp.[1]	325,963	57,625	1,233	848	55,289	438,492	—
Burlington Stores, Inc.[1,9]	861,841	—	191,290	74,508	82,049	—	—
						438,492
Industrials 0.80%
Woodward, Inc.	461,060	—	1,621	922	26,242	486,603	1,310
Air Lease Corp., Class A	156,313	139,479	19,055	4,572	(29,926)	251,383	1,029
						737,986
Consumer staples 0.39%
Herbalife Nutrition, Ltd.[1]	318,161	—	1,213	714	44,308	361,970	—
Total common stocks						3,761,232

Short-term securities 3.60%
Money market investments 3.56%
Capital Group Central Cash Fund 0.06%[7]	2,941,038	4,834,461	4,503,198	(32)	15	3,272,284	1,014

Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.06%[7,8]	—	37,11610				37,116	—	[11]

Total short-term securities						3,309,400
Total 7.69%				$(14,492)	$249,363	$7,070,632	$3,627

AMCAP Fund	7

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $217,840,000, which represented .24% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $53,499,000, which represented .06% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Rate represents the seven-day yield at 8/31/2021.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Unaffiliated issuer at 8/31/2021.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rivian Automotive, Inc., convertible notes, 0% 2026	7/23/2021	$40,337	$40,337	.04%
Stripe, Inc., Class B	5/6/2021	8,075	9,202	.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	3,475	3,960	.00
Total private placement securities		$51,887	$53,499	.05%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

See notes to financial statements.

8	AMCAP Fund

Financial statements

Statement of assets and liabilities	unaudited
at August 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $217,840 of investment securities on loan):
Unaffiliated issuers (cost: $41,087,312)	$84,959,605
Affiliated issuers (cost: $6,010,342)	7,070,632	$92,030,237
Cash		234
Cash denominated in currencies other than U.S. dollars (cost: $159)		159
Receivables for:
Sales of investments	213,176
Sales of fund’s shares	43,638
Dividends	36,286
Securities lending income	2
Other	1,024	294,126
		92,324,756
Liabilities:
Collateral for securities on loan		71,433
Payables for:
Purchases of investments	157,355
Repurchases of fund’s shares	88,400
Investment advisory services	22,385
Services provided by related parties	16,455
Trustees’ deferred compensation	2,543
Other	6,581	293,719
Net assets at August 31, 2021		$91,959,604

Net assets consist of:
Capital paid in on shares of beneficial interest		$44,764,150
Total distributable earnings		47,195,454
Net assets at August 31, 2021		$91,959,604

See notes to financial statements.

AMCAP Fund	9

Financial statements (continued)

Statement of assets and liabilities
at August 31, 2021 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,047,273 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$43,849,944	976,206		$44.92
Class C	1,327,534	35,034		37.89
Class T	16	—	*	45.03
Class F-1	1,207,182	27,154		44.46
Class F-2	10,918,983	240,685		45.37
Class F-3	5,766,664	127,804		45.12
Class 529-A	2,828,497	63,864		44.29
Class 529-C	114,405	3,002		38.11
Class 529-E	100,665	2,353		42.78
Class 529-T	21	—	*	45.01
Class 529-F-1	13	—	*	44.75
Class 529-F-2	236,584	5,267		44.92
Class 529-F-3	14	—	*	44.90
Class R-1	79,448	2,027		39.20
Class R-2	781,220	19,936		39.19
Class R-2E	85,593	1,945		44.01
Class R-3	1,147,175	26,641		43.06
Class R-4	955,722	21,499		44.46
Class R-5E	117,855	2,617		45.04
Class R-5	554,370	12,103		45.80
Class R-6	21,887,699	479,136		45.68

*	Amount less than one thousand.

See notes to financial statements.

10	AMCAP Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended August 31, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,630; also includes $3,627 from affiliates)	$307,578
Securities lending income (net of fees)	1,472
Interest	59	$309,109
Fees and expenses*:
Investment advisory services	127,793
Distribution services	69,215
Transfer agent services	27,588
Administrative services	13,081
Reports to shareholders	718
Registration statement and prospectus	625
Trustees’ compensation	538
Auditing and legal	123
Custodian	422
Other	1,055
Total fees and expenses before waiver	241,158
Less waiver of fees and expenses:
Investment advisory services waiver	4
Total fees and expenses after waiver		241,154
Net investment income		67,955

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,371):
Unaffiliated issuers	2,099,973
Affiliated issuers	(14,492)
In-kind redemptions	170,631
Currency transactions	(945)	2,255,167
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $6,106):
Unaffiliated issuers	10,263,729
Affiliated issuers	249,363
Currency translations	(84)	10,513,008
Net realized gain and unrealized appreciation		12,768,175

Net increase in net assets resulting from operations		$12,836,130

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

AMCAP Fund	11

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended August 31, 2021*	Year ended February 28, 2021
Operations:
Net investment income	$67,955	$254,179
Net realized gain	2,255,167	4,928,531
Net unrealized appreciation	10,513,008	15,545,588
Net increase in net assets resulting from operations	12,836,130	20,728,298

Distributions paid to shareholders	(3,068,124)	(3,118,561)

Net capital share transactions	1,411,308	(1,657,688)

Total increase in net assets	11,179,314	15,952,049

Net assets:
Beginning of period	80,780,290	64,828,241
End of period	$91,959,604	$80,780,290

*	Unaudited.

See notes to financial statements.

12	AMCAP Fund

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

AMCAP Fund	13

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

14	AMCAP Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$25,242,328	$—	$9,202	$25,251,530
Health care	16,976,853	—	—	16,976,853
Communication services	14,307,380	—	—	14,307,380
Consumer discretionary	12,752,514	—	—	12,752,514
Industrials	8,462,585	—	—	8,462,585
Financials	5,001,368	—	—	5,001,368
Energy	2,047,293	—	—	2,047,293
Consumer staples	1,822,759	—	—	1,822,759
Real estate	1,032,106	—	—	1,032,106
Materials	735,100	—	—	735,100
Utilities	252,735	—	—	252,735
Preferred securities	—	—	3,960	3,960
Convertible bonds & notes	—	—	40,337	40,337
Short-term securities	3,343,717	—	—	3,343,717
Total	$91,976,738	$—	$53,499	$92,030,237

AMCAP Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

16	AMCAP Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of August 31, 2021, the total value of securities on loan was $217,840,000, and the total value of collateral received was $223,981,000. Collateral received includes cash of $71,433,000 and U.S. government securities of $152,548,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$3,067,188

AMCAP Fund	17

As of August 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$45,351,878
Gross unrealized depreciation on investments	(454,854)
Net unrealized appreciation on investments	44,897,024
Cost of investments	47,133,213

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended August 31, 2021					Year ended February 28, 2021
Share class	Ordinary income	Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$—	$1,453,292		$1,453,292		$71,251		$1,374,441		$1,445,692
Class C	—	52,855		52,855		—		58,392		58,392
Class T	—	1		1		—	*	1		1
Class F-1	—	43,888		43,888		2,031		51,947		53,978
Class F-2	—	358,402		358,402		33,527		337,484		371,011
Class F-3	—	190,022		190,022		21,123		176,552		197,675
Class 529-A	—	95,740		95,740		4,309		88,756		93,065
Class 529-C	—	4,629		4,629		—		7,426		7,426
Class 529-E	—	3,581		3,581		11		3,520		3,531
Class 529-T	—	1		1		—	*	1		1
Class 529-F-1	—	—	*	—	*	—	*	2,746		2,746
Class 529-F-2†	—	7,828		7,828		649		4,141		4,790
Class 529-F-3†	—	—	*	—	*	—	*	—	*	—	*
Class R-1	—	3,027		3,027		—		3,118		3,118
Class R-2	—	29,846		29,846		—		29,909		29,909
Class R-2E	—	2,908		2,908		—		2,872		2,872
Class R-3	—	40,363		40,363		—		43,526		43,526
Class R-4	—	32,187		32,187		1,527		36,063		37,590
Class R-5E	—	3,816		3,816		432		4,248		4,680
Class R-5	—	19,393		19,393		2,253		21,779		24,032
Class R-6	—	726,345		726,345		78,838		655,688		734,526
Total	$—	$3,068,124		$3,068,124		$215,951		$2,902,610		$3,118,561

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.277% on such assets in excess of $71 billion. During the six months ended August 31, 2021, CRMC waived investment advisory services fees of $4,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $127,793,000 were reduced to $127,789,000, both of which were equivalent to an annualized rate of 0.293% of average daily net assets.

18	AMCAP Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

AMCAP Fund	19

For the six months ended August 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$49,901	$16,452		$6,212		Not applicable
Class C	6,457	513		194		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,568	800		188		Not applicable
Class F-2	Not applicable	5,706		1,552		Not applicable
Class F-3	Not applicable	20		816		Not applicable
Class 529-A	3,065	975		403		$799
Class 529-C	562	42		17		34
Class 529-E	241	18		15		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	79		33		65
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	382	35		12		Not applicable
Class R-2	2,821	1,276		113		Not applicable
Class R-2E	245	81		12		Not applicable
Class R-3	2,807	825		168		Not applicable
Class R-4	1,166	454		140		Not applicable
Class R-5E	Not applicable	94		18		Not applicable
Class R-5	Not applicable	141		86		Not applicable
Class R-6	Not applicable	77		3,102		Not applicable
Total class-specific expenses	$69,215	$27,588		$13,081		$927

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $538,000 in the fund’s statement of operations reflects $238,000 in current fees (either paid in cash or deferred) and a net increase of $300,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended August 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $286,380,000 and $332,577,000, respectively, which generated $56,195,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended August 31, 2021.

20	AMCAP Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended August 31, 2021

Class A	$1,522,014	35,835	$1,430,017		34,309		$(2,198,784)	(51,793)	$753,247	18,351
Class C	62,477	1,734	52,656		1,496		(171,917)	(4,769)	(56,784)	(1,539)
Class T	—	—	—		—		—	—	—	—
Class F-1	24,006	570	43,500		1,054		(320,346)	(7,605)	(252,840)	(5,981)
Class F-2	998,619	23,321	348,367		8,281		(1,289,459)	(30,020)	57,527	1,582
Class F-3	491,373	11,532	187,994		4,493		(585,335)	(13,711)	94,032	2,314
Class 529-A	120,151	2,863	95,722		2,329		(182,088)	(4,318)	33,785	874
Class 529-C	7,994	220	4,625		131		(22,526)	(620)	(9,907)	(269)
Class 529-E	3,805	94	3,578		90		(7,874)	(193)	(491)	(9)
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	24,375	574	7,826		188		(19,108)	(447)	13,093	315
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	4,193	113	3,021		83		(8,783)	(236)	(1,569)	(40)
Class R-2	64,842	1,744	29,836		819		(117,167)	(3,146)	(22,489)	(583)
Class R-2E	10,916	263	2,908		71		(13,605)	(328)	219	6
Class R-3	93,695	2,301	40,329		1,009		(214,948)	(5,260)	(80,924)	(1,950)
Class R-4	69,289	1,649	32,180		780		(157,306)	(3,742)	(55,837)	(1,313)
Class R-5E	20,345	480	3,813		91		(61,122)	(1,421)	(36,964)	(850)
Class R-5	22,902	532	19,382		456		(124,027)	(2,850)	(81,743)	(1,862)
Class R-6	2,837,648	65,879	721,120		17,024		(2,499,816)	(57,767)	1,058,952	25,136
Total net increase (decrease)	$6,378,644	149,704	$3,026,875		72,704		$(7,994,211)	(188,226)	$1,411,308	34,182

See end of table for footnotes.

AMCAP Fund	21

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended February 28, 2021

Class A	$2,926,316	86,088		$1,423,627		39,143		$(4,836,053)	(140,712)	$(486,110)	(15,481)
Class C	145,022	4,981		58,089		1,883		(539,398)	(18,145)	(336,287)	(11,281)
Class T	—	—		—		—		—	—	—	—
Class F-1	91,903	2,817		52,576		1,465		(467,598)	(13,850)	(323,119)	(9,568)
Class F-2	2,306,363	66,582		360,099		9,792		(2,572,708)	(75,453)	93,754	921
Class F-3	987,819	28,479		195,548		5,348		(1,169,087)	(34,149)	14,280	(322)
Class 529-A	341,641	9,904		93,033		2,589		(361,584)	(10,365)	73,090	2,128
Class 529-C	20,575	700		7,425		245		(171,943)	(5,724)	(143,943)	(4,779)
Class 529-E	8,071	246		3,529		102		(19,746)	(590)	(8,146)	(242)
Class 529-T	—	—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	18,635	562		2,745		82		(188,633)	(5,462)	(167,253)	(4,818)
Class 529-F-2[3]	181,992	5,174		4,772		124		(13,502)	(346)	173,262	4,952
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	9,056	300		3,113		97		(23,636)	(774)	(11,467)	(377)
Class R-2	149,336	4,882		29,886		933		(210,725)	(6,912)	(31,503)	(1,097)
Class R-2E	16,634	485		2,872		81		(26,555)	(787)	(7,049)	(221)
Class R-3	201,675	6,067		43,482		1,248		(381,977)	(11,351)	(136,820)	(4,036)
Class R-4	140,718	4,142		37,551		1,047		(392,362)	(11,455)	(214,093)	(6,266)
Class R-5E	61,157	1,755		4,674		127		(30,122)	(847)	35,709	1,035
Class R-5	72,262	2,088		24,024		651		(232,638)	(6,649)	(136,352)	(3,910)
Class R-6	2,865,853	83,665		729,588		19,725		(3,641,093)	(101,398)	(45,652)	1,992
Total net increase (decrease)	$10,545,038	308,917		$3,076,634		84,682		$(15,279,360)	(444,969)	$(1,657,688)	(51,370)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,936,925,000 and $9,947,318,000, respectively, during the six months ended August 31, 2021.

22	AMCAP Fund

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2021[5,6]	$40.16	$.01	$6.28	$6.29	$—	$(1.53)	$(1.53)	$44.92	15.95%[7]		$43,850		.65%[8]		.65%[8]		.06%[8]
2/28/2021	31.47	.09	10.12	10.21	(.08)	(1.44)	(1.52)	40.16	32.98		38,472		.67		.67		.26
2/29/2020	30.87	.22	2.03	2.25	(.18)	(1.47)	(1.65)	31.47	7.03		30,635		.68		.68		.69
2/28/2019	33.07	.21	.63	.84	(.18)	(2.86)	(3.04)	30.87	3.35		30,234		.66		.66		.65
2/28/2018	28.82	.18	5.76	5.94	(.13)	(1.56)	(1.69)	33.07	21.10		30,196		.67		.67		.58
2/28/2017	24.47	.16	5.23	5.39	(.12)	(.92)	(1.04)	28.82	22.38		27,269		.68		.68		.59
Class C:
8/31/2021[5,6]	34.23	(.13)	5.32	5.19	—	(1.53)	(1.53)	37.89	15.50	[7]	1,328		1.41	[8]	1.41	[8]	(.70)[8]
2/28/2021	27.15	(.14)	8.66	8.52	—	(1.44)	(1.44)	34.23	31.99		1,252		1.41		1.41		(.47)
2/29/2020	26.88	(.02)	1.76	1.74	—	(1.47)	(1.47)	27.15	6.21		1,299		1.43		1.43		(.07)
2/28/2019	29.23	(.04)	.55	.51	—	(2.86)	(2.86)	26.88	2.56		1,452		1.45		1.45		(.14)
2/28/2018	25.74	(.06)	5.11	5.05	—	(1.56)	(1.56)	29.23	20.13		1,526		1.47		1.47		(.22)
2/28/2017	22.02	(.05)	4.69	4.64	—	(.92)	(.92)	25.74	21.42		1,503		1.49		1.49		(.22)
Class T:
8/31/2021[5,6]	40.22	.06	6.28	6.34	—	(1.53)	(1.53)	45.03	16.06	[7,9]	—	[10]	.43	[8,9]	.43	[8,9]	.28	[8,9]
2/28/2021	31.50	.18	10.13	10.31	(.15)	(1.44)	(1.59)	40.22	33.30	[9]	—	[10]	.42	[9]	.42	[9]	.50	[9]
2/29/2020	30.88	.30	2.03	2.33	(.24)	(1.47)	(1.71)	31.50	7.29	[9]	—	[10]	.44	[9]	.44	[9]	.92	[9]
2/28/2019	33.07	.28	.63	.91	(.24)	(2.86)	(3.10)	30.88	3.59	[9]	—	[10]	.45	[9]	.45	[9]	.86	[9]
2/28/2018[5,11]	28.79	.23	5.80	6.03	(.19)	(1.56)	(1.75)	33.07	21.46	[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	.81	[8,9]
Class F-1:
8/31/2021[5,6]	39.78	— [12]	6.21	6.21	—	(1.53)	(1.53)	44.46	15.91	[7]	1,207		.71	[8]	.71	[8]	—	[8,13]
2/28/2021	31.18	.08	10.02	10.10	(.06)	(1.44)	(1.50)	39.78	32.95		1,318		.71		.71		.23
2/29/2020	30.59	.21	2.00	2.21	(.15)	(1.47)	(1.62)	31.18	6.98		1,332		.72		.72		.65
2/28/2019	32.78	.19	.62	.81	(.14)	(2.86)	(3.00)	30.59	3.29		1,630		.73		.73		.58
2/28/2018	28.58	.16	5.71	5.87	(.11)	(1.56)	(1.67)	32.78	21.02		2,162		.74		.74		.52
2/28/2017	24.27	.14	5.19	5.33	(.10)	(.92)	(1.02)	28.58	22.31		2,303		.75		.75		.53
Class F-2:
8/31/2021[5,6]	40.51	.06	6.33	6.39	—	(1.53)	(1.53)	45.37	16.07	[7]	10,919		.44	[8]	.44	[8]	.27	[8]
2/28/2021	31.71	.17	10.21	10.38	(.14)	(1.44)	(1.58)	40.51	33.31		9,686		.44		.44		.48
2/29/2020	31.08	.30	2.04	2.34	(.24)	(1.47)	(1.71)	31.71	7.26		7,554		.45		.45		.91
2/28/2019	33.27	.28	.63	.91	(.24)	(2.86)	(3.10)	31.08	3.56		7,419		.47		.47		.85
2/28/2018	28.98	.24	5.79	6.03	(.18)	(1.56)	(1.74)	33.27	21.31		6,107		.47		.47		.79
2/28/2017	24.60	.22	5.26	5.48	(.18)	(.92)	(1.10)	28.98	22.66		6,251		.48		.48		.79
Class F-3:
8/31/2021[5,6]	40.27	.08	6.30	6.38	—	(1.53)	(1.53)	45.12	16.13	[7]	5,767		.33	[8]	.33	[8]	.38	[8]
2/28/2021	31.53	.21	10.14	10.35	(.17)	(1.44)	(1.61)	40.27	33.41		5,054		.34		.34		.59
2/29/2020	30.90	.33	2.04	2.37	(.27)	(1.47)	(1.74)	31.53	7.39		3,967		.35		.35		1.01
2/28/2019	33.09	.31	.62	.93	(.26)	(2.86)	(3.12)	30.90	3.68		3,517		.36		.36		.95
2/28/2018	28.83	.27	5.76	6.03	(.21)	(1.56)	(1.77)	33.09	21.44		3,121		.37		.37		.85
2/28/2017[5,14]	28.36	.02	.45	.47	—	—	—	28.83	1.66	[7]	3		.03	[7]	.03	[7]	.09	[7]
Class 529-A:
8/31/2021[5,6]	39.63	— [12]	6.19	6.19	—	(1.53)	(1.53)	44.29	15.92	[7]	2,828		.69	[8]	.69	[8]	.02	[8]
2/28/2021	31.08	.08	9.98	10.06	(.07)	(1.44)	(1.51)	39.63	32.93		2,496		.71		.71		.22
2/29/2020	30.51	.20	2.00	2.20	(.16)	(1.47)	(1.63)	31.08	6.97		1,891		.72		.72		.64
2/28/2019	32.71	.18	.64	.82	(.16)	(2.86)	(3.02)	30.51	3.31		1,876		.74		.74		.57
2/28/2018	28.54	.15	5.70	5.85	(.12)	(1.56)	(1.68)	32.71	20.99		1,863		.74		.74		.51
2/28/2017	24.24	.13	5.19	5.32	(.10)	(.92)	(1.02)	28.54	22.31		1,528		.77		.77		.50

See end of table for footnotes.

AMCAP Fund	23

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2021[5,6]	$34.43	$(.13)	$5.34	$5.21	$—	$(1.53)	$(1.53)	$38.11	15.47%[7]		$114		1.44%[8]		1.44%[8]		(.74)%[8]
2/28/2021	27.31	(.14)	8.70	8.56	—	(1.44)	(1.44)	34.43	31.96		113		1.45		1.45		(.48)
2/29/2020	27.03	(.03)	1.78	1.75	—	(1.47)	(1.47)	27.31	6.21		220		1.47		1.47		(.10)
2/28/2019	29.39	(.05)	.55	.50	—	(2.86)	(2.86)	27.03	2.51		249		1.49		1.49		(.17)
2/28/2018	25.89	(.07)	5.13	5.06	—	(1.56)	(1.56)	29.39	20.05		277		1.52		1.52		(.26)
2/28/2017	22.15	(.07)	4.73	4.66	—	(.92)	(.92)	25.89	21.39		345		1.54		1.54		(.27)
Class 529-E:
8/31/2021[5,6]	38.37	(.04)	5.98	5.94	—	(1.53)	(1.53)	42.78	15.78	[7]	101		.92	[8]	.92	[8]	(.21)[8]
2/28/2021	30.14	— [12]	9.67	9.67	— [12]	(1.44)	(1.44)	38.37	32.66		91		.93		.93		.01
2/29/2020	29.65	.13	1.94	2.07	(.11)	(1.47)	(1.58)	30.14	6.72		79		.95		.95		.42
2/28/2019	31.89	.11	.61	.72	(.10)	(2.86)	(2.96)	29.65	3.06		80		.97		.97		.35
2/28/2018	27.87	.08	5.56	5.64	(.06)	(1.56)	(1.62)	31.89	20.73		83		.97		.97		.28
2/28/2017	23.70	.07	5.06	5.13	(.04)	(.92)	(.96)	27.87	22.01		73		.99		.99		.28
Class 529-T:
8/31/2021[5,6]	40.21	.05	6.28	6.33	—	(1.53)	(1.53)	45.01	16.07	[7,9]	—	[10]	.47	[8,9]	.47	[8,9]	.23 [8,9]
2/28/2021	31.49	.16	10.13	10.29	(.13)	(1.44)	(1.57)	40.21	33.22	[9]	—	[10]	.48	[9]	.48	[9]	.44 [9]
2/29/2020	30.88	.29	2.02	2.31	(.23)	(1.47)	(1.70)	31.49	7.22	[9]	—	[10]	.48	[9]	.48	[9]	.88 [9]
2/28/2019	33.06	.26	.64	.90	(.22)	(2.86)	(3.08)	30.88	3.57	[9]	—	[10]	.50	[9]	.50	[9]	.81 [9]
2/28/2018[5,11]	28.79	.21	5.80	6.01	(.18)	(1.56)	(1.74)	33.06	21.36	[7,9]	—	[10]	.52	[8,9]	.52	[8,9]	.74 [8,9]
Class 529-F-1:
8/31/2021[5,6]	39.99	.04	6.25	6.29	—	(1.53)	(1.53)	44.75	16.02	[7,9]	—	[10]	.51	[8,9]	.51	[8,9]	.20 [8,9]
2/28/2021	31.37	.16	10.07	10.23	(.17)	(1.44)	(1.61)	39.99	33.19	[9]	—	[10]	.48	[9]	.48	[9]	.49 [9]
2/29/2020	30.76	.28	2.03	2.31	(.23)	(1.47)	(1.70)	31.37	7.24		151		.49		.49		.87
2/28/2019	32.96	.26	.63	.89	(.23)	(2.86)	(3.09)	30.76	3.53		144		.51		.51		.80
2/28/2018	28.74	.22	5.73	5.95	(.17)	(1.56)	(1.73)	32.96	21.25		116		.52		.52		.73
2/28/2017	24.40	.19	5.23	5.42	(.16)	(.92)	(1.08)	28.74	22.54		94		.55		.55		.72
Class 529-F-2:
8/31/2021[5,6]	40.13	.05	6.27	6.32	—	(1.53)	(1.53)	44.92	16.05	[7]	237		.46	[8]	.46	[8]	.25 [8]
2/28/2021[5,15]	34.86	.05	6.21	6.26	(.13)	(.86)	(.99)	40.13	18.10	[7]	199		.15	[7]	.15	[7]	.13 [7]
Class 529-F-3:
8/31/2021[5,6]	40.09	.07	6.27	6.34	—	(1.53)	(1.53)	44.90	16.11	[7]	—	[10]	.39	[8]	.39	[8]	.32 [8]
2/28/2021[5,15]	34.86	.06	6.21	6.27	(.18)	(.86)	(1.04)	40.09	18.11	[7]	—	[10]	.18	[7]	.13	[7]	.15 [7]
Class R-1:
8/31/2021[5,6]	35.36	(.13)	5.50	5.37	—	(1.53)	(1.53)	39.20	15.49	[7]	79		1.42	[8]	1.42	[8]	(.71)[8]
2/28/2021	28.01	(.16)	8.95	8.79	—	(1.44)	(1.44)	35.36	31.98		73		1.44		1.44		(.50)
2/29/2020	27.69	(.02)	1.81	1.79	—	(1.47)	(1.47)	28.01	6.21		68		1.45		1.45		(.08)
2/28/2019	30.03	(.04)	.56	.52	—	(2.86)	(2.86)	27.69	2.52		90		1.46		1.46		(.14)
2/28/2018	26.41	(.06)	5.24	5.18	—	(1.56)	(1.56)	30.03	20.11		108		1.46		1.46		(.21)
2/28/2017	22.56	(.05)	4.82	4.77	—	(.92)	(.92)	26.41	21.49		103		1.47		1.47		(.20)

See end of table for footnotes.

24	AMCAP Fund

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2021[5,6]	$35.35	$(.13)	$5.50	$5.37	$—	$(1.53)	$(1.53)	$39.19	15.52%[7]		$781		1.42%[8]		1.42%[8]		(.71)%[8]
2/28/2021	28.01	(.16)	8.94	8.78	—	(1.44)	(1.44)	35.35	31.94		725		1.43		1.43		(.50)
2/29/2020	27.69	(.02)	1.81	1.79	—	(1.47)	(1.47)	28.01	6.21		605		1.44		1.44		(.08)
2/28/2019	30.02	(.04)	.57	.53	—	(2.86)	(2.86)	27.69	2.56		624		1.45		1.45		(.14)
2/28/2018	26.40	(.06)	5.24	5.18	—	(1.56)	(1.56)	30.02	20.12		636		1.46		1.46		(.21)
2/28/2017	22.56	(.05)	4.81	4.76	—	(.92)	(.92)	26.40	21.45		590		1.46		1.46		(.19)
Class R-2E:
8/31/2021[5,6]	39.47	(.09)	6.16	6.07	—	(1.53)	(1.53)	44.01	15.65	[7]	86		1.13	[8]	1.13	[8]	(.42)[8]
2/28/2021	31.04	(.07)	9.94	9.87	—	(1.44)	(1.44)	39.47	32.34		76		1.14		1.14		(.21)
2/29/2020	30.50	.07	1.99	2.06	(.05)	(1.47)	(1.52)	31.04	6.53		67		1.15		1.15		.22
2/28/2019	32.73	.05	.65	.70	(.07)	(2.86)	(2.93)	30.50	2.89		61		1.16		1.16		.16
2/28/2018	28.61	.03	5.69	5.72	(.04)	(1.56)	(1.60)	32.73	20.47		46		1.16		1.16		.08
2/28/2017	24.38	.03	5.21	5.24	(.09)	(.92)	(1.01)	28.61	21.86		22		1.16		1.16		.11
Class R-3:
8/31/2021[5,6]	38.62	(.05)	6.02	5.97	—	(1.53)	(1.53)	43.06	15.76	[7]	1,147		.98	[8]	.98	[8]	(.27)[8]
2/28/2021	30.35	(.02)	9.73	9.71	—	(1.44)	(1.44)	38.62	32.55		1,104		.99		.99		(.05)
2/29/2020	29.83	.12	1.95	2.07	(.08)	(1.47)	(1.55)	30.35	6.69		990		1.00		1.00		.37
2/28/2019	32.06	.10	.61	.71	(.08)	(2.86)	(2.94)	29.83	2.99		1,157		1.01		1.01		.30
2/28/2018	28.01	.07	5.59	5.66	(.05)	(1.56)	(1.61)	32.06	20.67		1,321		1.01		1.01		.24
2/28/2017	23.81	.07	5.08	5.15	(.03)	(.92)	(.95)	28.01	21.99		1,232		1.02		1.02		.25
Class R-4:
8/31/2021[5,6]	39.77	.01	6.21	6.22	—	(1.53)	(1.53)	44.46	15.91	[7]	956		.68	[8]	.68	[8]	.03 [8]
2/28/2021	31.17	.09	10.01	10.10	(.06)	(1.44)	(1.50)	39.77	32.97		907		.68		.68		.25
2/29/2020	30.58	.22	2.00	2.22	(.16)	(1.47)	(1.63)	31.17	7.00		906		.69		.69		.67
2/28/2019	32.77	.20	.62	.82	(.15)	(2.86)	(3.01)	30.58	3.33		1,130		.71		.71		.61
2/28/2018	28.58	.16	5.71	5.87	(.12)	(1.56)	(1.68)	32.77	21.03		1,409		.71		.71		.54
2/28/2017	24.28	.15	5.18	5.33	(.11)	(.92)	(1.03)	28.58	22.33		1,238		.72		.72		.55
Class R-5E:
8/31/2021[5,6]	40.23	.05	6.29	6.34	—	(1.53)	(1.53)	45.04	16.05	[7]	118		.48	[8]	.48	[8]	.23 [8]
2/28/2021	31.52	.15	10.14	10.29	(.14)	(1.44)	(1.58)	40.23	33.21		139		.48		.48		.44
2/29/2020	30.91	.27	2.05	2.32	(.24)	(1.47)	(1.71)	31.52	7.25		77		.48		.48		.84
2/28/2019	33.11	.27	.63	.90	(.24)	(2.86)	(3.10)	30.91	3.56		31		.50		.50		.83
2/28/2018	28.85	.25	5.74	5.99	(.17)	(1.56)	(1.73)	33.11	21.31		7		.47		.47		.78
2/28/2017	24.48	.20	5.24	5.44	(.15)	(.92)	(1.07)	28.85	22.54		—	[10]	.60		.51		.76
Class R-5:
8/31/2021[5,6]	40.87	.07	6.39	6.46	—	(1.53)	(1.53)	45.80	16.10	[7]	554		.38	[8]	.38	[8]	.33 [8]
2/28/2021	31.98	.20	10.29	10.49	(.16)	(1.44)	(1.60)	40.87	33.36		571		.38		.38		.55
2/29/2020	31.32	.32	2.06	2.38	(.25)	(1.47)	(1.72)	31.98	7.33		572		.39		.39		.98
2/28/2019	33.49	.30	.64	.94	(.25)	(2.86)	(3.11)	31.32	3.64		1,032		.41		.41		.91
2/28/2018	29.16	.26	5.83	6.09	(.20)	(1.56)	(1.76)	33.49	21.38		1,353		.41		.41		.84
2/28/2017	24.74	.23	5.30	5.53	(.19)	(.92)	(1.11)	29.16	22.74		1,339		.41		.41		.86
Class R-6:
8/31/2021[5,6]	40.76	.08	6.37	6.45	—	(1.53)	(1.53)	45.68	16.12	[7]	21,888		.33	[8]	.33	[8]	.38 [8]
2/28/2021	31.89	.21	10.28	10.49	(.18)	(1.44)	(1.62)	40.76	33.45		18,504		.33		.33		.60
2/29/2020	31.24	.34	2.05	2.39	(.27)	(1.47)	(1.74)	31.89	7.38		14,415		.34		.34		1.02
2/28/2019	33.41	.32	.63	.95	(.26)	(2.86)	(3.12)	31.24	3.70		14,053		.36		.36		.96
2/28/2018	29.09	.28	5.81	6.09	(.21)	(1.56)	(1.77)	33.41	21.45		13,199		.36		.36		.89
2/28/2017	24.69	.25	5.28	5.53	(.21)	(.92)	(1.13)	29.09	22.76		9,633		.36		.36		.90

	Six months ended
	August 31,	Year ended February 28 or 29,
	2021[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[16]	10%	35%	27%	32%	27%	25%

AMCAP Fund	25

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Amount less than $.01.
[13]	Amount less than .01%.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

26	AMCAP Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2021, through August 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AMCAP Fund	27

Expense example (continued)

	Beginning account value 3/1/2021	Ending account value 8/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,159.52	$3.54	.65%
Class A – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class C – actual return	1,000.00	1,155.00	7.66	1.41
Class C – assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class T – actual return	1,000.00	1,160.56	2.34	.43
Class T – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class F-1 – actual return	1,000.00	1,159.07	3.86	.71
Class F-1 – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class F-2 – actual return	1,000.00	1,160.66	2.40	.44
Class F-2 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class F-3 – actual return	1,000.00	1,161.34	1.80	.33
Class F-3 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class 529-A – actual return	1,000.00	1,159.16	3.76	.69
Class 529-A – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 529-C – actual return	1,000.00	1,154.66	7.82	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class 529-E – actual return	1,000.00	1,157.84	5.00	.92
Class 529-E – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class 529-T – actual return	1,000.00	1,160.67	2.56	.47
Class 529-T – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 529-F-1 – actual return	1,000.00	1,160.23	2.78	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 529-F-2 – actual return	1,000.00	1,160.46	2.50	.46
Class 529-F-2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 529-F-3 – actual return	1,000.00	1,161.11	2.12	.39
Class 529-F-3 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-1 – actual return	1,000.00	1,154.85	7.71	1.42
Class R-1 – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-2 – actual return	1,000.00	1,155.20	7.71	1.42
Class R-2 – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-2E – actual return	1,000.00	1,156.50	6.14	1.13
Class R-2E – assumed 5% return	1,000.00	1,019.51	5.75	1.13
Class R-3 – actual return	1,000.00	1,157.58	5.33	.98
Class R-3 – assumed 5% return	1,000.00	1,020.27	4.99	.98
Class R-4 – actual return	1,000.00	1,159.12	3.70	.68
Class R-4 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-5E – actual return	1,000.00	1,160.55	2.61	.48
Class R-5E – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class R-5 – actual return	1,000.00	1,160.98	2.07	.38
Class R-5 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class R-6 – actual return	1,000.00	1,161.19	1.80	.33
Class R-6 – assumed 5% return	1,000.00	1,023.54	1.68	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	AMCAP Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

AMCAP Fund	29

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

30	AMCAP Fund

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AMCAP Fund	31

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

32	AMCAP Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: October 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: October 29, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: October 29, 2021